SUPPLEMENT TO THE
VARIABLE INSURANCE
PRODUCTS FUND III: SERVICE CLASS
GROWTH OPPORTUNITIES PORTFOLIO APRIL 30, 1999 PROSPECTUS

The following information replaces similar information found in the "Fund Management" section on page 8.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

The following information supplements similar information found in the "Fund Management" section on page 8.

(small solid bullet) Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for the fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for the fund.

   Effective February 1, 2000, the following information replaces similar information found in the "Fund Management" section on page 8.

   Bettina Doulton is vice president and manager of Growth
Opportunities Portfolio, which she has managed since February 2000. She also manages another Fidelity fund. Since joining Fidelity in
1986, Ms. Doulton has worked as a research assistant, analy    st and
manager.

The following information replaces similar information found in the "Fund Management" section on page 8.

FMR pays FMR U.K. and FMR Far East for providing sub-advisory services. FMR Far East pays FIJ for providing sub-advisory services.

SUPPLEMENT TO THE
VARIABLE INSURANCE
PRODUCTS FUND III:
INITIAL CLASS GROWTH
OPPORTUNITIES PORTFOLIO
APRIL 30, 1999 PROSPECTUS

The following information replaces similar information found in the "Fund Management" section on page 8.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

The following information supplements similar information found in the "Fund Management" section on page 8.

(small solid bullet) Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for the fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for the fund.

   Effective February 1, 2000, the following information replaces similar information found in the "Fund Management" section on page 8.

   Bettina Doulton is vice president and manager of Growth
Opportunities Portfolio, which she has managed since February 2000. She also manages another Fidelity fund. Since joining Fidelity in
1986, Ms. Doulton has worked as a research assistant, analy    st and
manager.

The following information replaces similar information found in the "Fund Management" section on page 8.

FMR pays FMR U.K. and FMR Far East for providing sub-advisory services. FMR Far East pays FIJ for providing sub-advisory services.

SUPPLEMENT TO THE VARIABLE
INSURANCE PRODUCTS FUNDS: INITIAL CLASS MONEY MARKET, INVESTMENT GRADE BOND, HIGH INCOME, ASSET MANAGER, ASSET MANAGER: GROWTH, BALANCED, EQUITY-INCOME, INDEX 500, GROWTH & INCOME, GROWTH OPPORTUNITIES,
CONTRAFUND, GROWTH, AND OVERSEAS PORTFOLIOS
APRIL 30, 1999 (AS SUPPLEMENTED MAY 5, 1999) PROSPECTUS

The following information replaces similar information found under the heading "Average Annual Returns" in the "Performance" section on page
   15    .

For the periods ended      Past 1 year  Past 5 years  Past 10  years
December 31, 1998

HIGH INCOME PORTFOLIO -     -4.33%       8.80%         11.08%
INITIAL CLASS

Merrill Lynch High Yield    3.66%        9.01%         11.08%
Master Index

Merrill Lynch High Yield    2.95%        9.12%         11.18%
Master II Index

Lipper High Current Yield   -0.44%       7.37%         9.34%
Funds Average


The following information supplements the information found under the heading "Average Annual Returns" in the "Performance" section on page
1   6    .

Going forward, High Income Portfolio's performance will be compared to the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index because the Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

Merrill Lynch High Yield Master II Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

The following information replaces the fifth paragraph found in the
"Fund Management" section on page 2   7    .

BT serves as sub-adviser and custodian for Index 500. BT chooses the fund's investments and places orders to buy and sell the fund's investments.

The following information replaces the eighth paragraph found in the
"Fund Management" section on page 2   7    . (Index 500 Portfolio)

Effective June 4, 1999, Bankers Trust Corporation and all of its subsidiaries, including BT, merged with and into a subsidiary of Deutsche Bank AG. At a meeting held on March 18, 1999, the fund's Board of Trustees approved a new sub-advisory agreement among the fund, FMR and BT or its successor by merger that became effective June 4, 1999. At a meeting held on September 15, 1999, shareholders approved this agreement.

The following information replaces similar information found in the
"Fund Management" section on page 2   7    .

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for Growth Opportunities, Contrafund, Overseas, Balanced, Growth & Income, Asset Manager, Asset
Manager: Growth, and High Income. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

The following information supplements similar information found in the
"Fund Management" section on page 2   7    .

(small solid bullet) Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for Growth Opportunities, Contrafund, Overseas, Balanced, Growth & Income, Asset Manager, Asset
Manager: Growth, and High Income. As of    September     28, 1999, FIJ
had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for each fund.

   Effective February 1, 2000, the following information replaces similar information found in the "Fund Management" section on page 27.

   Bettina Doulton is Vice President and manager of Growth
Opportunities Portfolio, which she has managed since February 2000. She also manages another Fidelity fund. Since joining Fidelity in
1986, Ms. Doulton has worked as a research assistant, analy    st and
manager.

The following information replaces the last paragraph found in the
"Fund Management" section on page 2   8    .

Index 500 pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fund's annual management fee rate is 0.24% of its average net assets. FMR pays BT for providing investment management and custodial services.

Prior to October 1, 1999, Index 500 paid a management fee at an annual rate of 0.24% of its average net assets to FMR and a sub-advisory fee (representing 40% of net income from securities lending) to BT.

The following information replaces footnote A to the Total Annual
Class Operating Expenses table found in the "Fund Management" section
on page 2   9    .

A EFFECTIVE AUGUST 27, 1992, FMR HAS VOLUNTARILY AGREED TO REIMBURSE INITIAL CLASS OF INDEX 500 TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES LENDING COSTS, BROKERAGE
COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF ITS
AVERAGE NET ASSETS, EXCEED 0.28%. THIS ARRANGEMENT CAN BE DISCONTINUED BY FMR AT ANY TIME.

The following information replaces similar information found in the "Fund Management" section on page 28.

FMR pays FIMM, FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FMR Far East pays FIJ for providing sub-advisory services.


SUPPLEMENT TO THE VARIABLE INSURANCE PRODUCTS FUNDS: INITIAL CLASS MONEY MARKET, INVESTMENT GRADE BOND, HIGH INCOME, ASSET MANAGER, ASSET
MANAGER: GROWTH, BALANCED, EQUITY-INCOME, INDEX 500, GROWTH & INCOME, GROWTH OPPORTUNITIES, CONTRAFUND, GROWTH, MID CAP, AND OVERSEAS
PORTFOLIOS APRIL 30, 1999 PROSPECTUS

The following information replaces similar information found under the heading "Average Annual Returns" in the "Performance" section on page 15.

For the periods ended      Past 1 year  Past 5 years  Past 10  years
December 31, 1998

HIGH INCOME PORTFOLIO -     -4.33%       8.80%         11.08%
INITIAL CLASS

Merrill Lynch High Yield    3.66%        9.01%         11.08%
Master Index

Merrill Lynch High Yield    2.95%        9.12%         11.18%
Master II Index

Lipper High Current Yield   -0.44%       7.37%         9.34%
Funds Average


The following information supplements the information found under the heading "Average Annual Returns" in the "Performance" section on page 16.

Going forward, High Income Portfolio's performance will be compared to the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index because the Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

Merrill Lynch High Yield Master II Index is a market value-weighted index of all domestic and yankee high yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

The following information replaces the fifth paragraph found in the "Fund Management" section on page 27.

BT serves as sub-adviser and custodian for Index 500. BT chooses the fund's investments and places orders to buy and sell the fund's investments.

The following information replaces the eighth paragraph found in the "Fund Management" section on page 27. (Index 500 Portfolio)

Effective June 4, 1999, Bankers Trust Corporation and all of its subsidiaries, including BT, merged with and into a subsidiary of Deutsche Bank AG. At a meeting held on March 18, 1999, the fund's Board of Trustees approved a new sub-advisory agreement among the fund, FMR and BT or its successor by merger that became effective June 4, 1999. At a meeting held on September 15, 1999, shareholders approved this agreement.

The following information replaces similar information found in the "Fund Management" section on page 27.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for Mid Cap, Growth Opportunities, Contrafund, Overseas, Balanced, Growth & Income, Asset Manager, Asset
Manager: Growth, and High Income. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

The following information supplements similar information found in the "Fund Management" section on page 27.

(small solid bullet) Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for Mid Cap, Growth Opportunities, Contrafund, Overseas, Balanced, Growth & Income, Asset Manager, Asset Manager: Growth, and High Income. As of
   September     28, 1999, FIJ had approximately $16.3 billion in
discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for each fund.

   The     following information replaces    similar information
found in the "Fund Management" section on page 27.

David Felman is Vice President and manager of Mid Cap Portfolio. He also manages other Fidelity funds. Mr. Felman joined Fidelity as an analyst in 1993.

   Effective February 1, 2000, the following information replaces similar information found in the "Fund Management" section on page 27.

   Bettina Doulton is Vice President and manager of Growth
Opportunities Portfolio, which she has managed since February 2000. She also manages another Fidelity fund. Since joining Fidelity in
1986, Ms. Doulton has worked as a research assistant, analy    st and
manager.

The following information replaces the last paragraph found in the "Fund Management" section on page 28.

Index 500 pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fund's annual management fee rate is 0.24% of its average net assets. FMR pays BT for providing investment management and custodial services.

Prior to October 1, 1999, Index 500 paid a management fee at an annual rate of 0.24% of its average net assets to FMR and a sub-advisory fee (representing 40% of net income from securities lending) to BT.

The following information replaces footnote A to the Total Annual
Class Operating Expenses table found in the "Fund Management" section on page 29.

A EFFECTIVE AUGUST 27, 1992, FMR HAS VOLUNTARILY AGREED TO REIMBURSE INITIAL CLASS OF INDEX 500 TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES LENDING COSTS, BROKERAGE
COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF ITS
AVERAGE NET ASSETS, EXCEED 0.28%. THIS ARRANGEMENT CAN BE DISCONTINUED BY FMR AT ANY TIME.

The following information replaces similar information found in the "Fund Management" section on page 29.

FMR pays FIMM, FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FMR Far East pays FIJ for providing sub-advisory services.



SUPPLEMENT TO THE VARIABLE INSURANCE PRODUCTS FUNDS: SERVICE CLASS HIGH INCOME, ASSET MANAGER, ASSET MANAGER: GROWTH, BALANCED, EQUITY-INCOME, GROWTH & INCOME, GROWTH OPPORTUNITIES, CONTRAFUND, GROWTH, MID CAP, AND OVERSEAS PORTFOLIOS APRIL 30, 1999 PROSPECTUS

The following information replaces similar information found under the heading "Average Annual Returns" in the "Performance" section on page 13.

For the periods ended      Past 1 year  Life of class*
December 31, 1998

HIGH INCOME PORTFOLIO -     -4.34%       -4.34%A
SERVICE CLASS

Merrill Lynch High Yield    3.66%        3.66%A
Master Index

Merrill Lynch High Yield    2.95%        2.95%A
Master II Index

Lipper High Current Yield   -0.44%       -0.44%A
Funds Average

* BEGINNING JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE CLASS'S COMMENCEMENT OF OPERATIONS.

A FROM JANUARY 1, 1998.

The following information supplements the information found under the heading "Average Annual Returns" in the "Performance" section on page 12.

Going forward, High Income Portfolio's performance will be compared to the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index because the Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

Merrill Lynch High Yield Master II Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

The following information replaces similar information found in the "Fund Management" section on page 23.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for Mid Cap, Growth Opportunities, Contrafund, Overseas, Balanced, Growth & Income, Asset Manager, Asset
Manager: Growth, and High Income. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

The following information supplements similar information found in the "Fund Management" section on page 23.

(small solid bullet) Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for Mid Cap, Growth Opportunities, Contrafund, Overseas, Balanced, Growth & Income, Asset
Manager, Asset Manager: Growth, and High Income. As of    September
28,     1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for each fund.

The following information replaces similar information found in the "Fund Management" section on page 23.

David Felman is Vice President and manager of Mid Cap Portfolio. He also manages other Fidelity funds. Mr. Felman joined Fidelity as an analyst in 1993.

   Effective February 1, 2000, the following information replaces similar information found in the "Fund Management" section on page 23.

   Bettina Doulton is vice president and manager of Growth
Opportunities Portfolio, which she has managed since February 2000. She also manages another Fidelity fund. Since joining Fidelity in
1986, Ms. Doulton has worked as a research assistant, analy    st and
manager.

The following information replaces similar information found in the "Fund Management" section on page 25.

FMR pays FIMM, FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FMR Far East pays FIJ for providing sub-advisory services.

SUPPLEMENT TO THE
VARIABLE INSURANCE PRODUCTS FUNDS:
INITIAL CLASS
MONEY MARKET, INVESTMENT GRADE BOND, HIGH INCOME,
ASSET MANAGER, ASSET MANAGER: GROWTH, BALANCED, EQUITY-INCOME, INDEX 500, GROWTH & INCOME, GROWTH OPPORTUNITIES, CONTRAFUND, GROWTH, MID CAP, AND OVERSEAS PORTFOLIOS
APRIL 30, 1999 PROSPECTUS

The following information replaces similar information found under the heading "Average Annual Returns" in the "Performance" section on page 22.

For the periods ended      Past 1 year  Past 5 years  Past 10 years
December 31, 1998

HIGH INCOME PORTFOLIO -     -4.33%       8.80%         11.08%
INITIAL CLASS

Merrill Lynch High Yield    3.66%        9.01%         11.08%
Master Index

Merrill Lynch High Yield    2.95%        9.12%         11.18%
Master II Index

Lipper High Current Yield   -0.44%       7.37%         9.34%
Funds Average

The following information supplements the information found under the heading "Average Annual Returns" in the "Performance" section on page 24.

Going forward, High Income Portfolio's performance will be compared to the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index because the Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

Merrill Lynch High Yield Master II Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

The following information replaces the fifth paragraph found in the "Fund Management" section on page 44.

BT serves as sub-adviser and custodian for Index 500. BT chooses the fund's investments and places orders to buy and sell the fund's investments.

The following information replaces the eighth paragraph found in the "Fund Management" section on page 44. (Index 500 Portfolio)

Effective June 4, 1999, Bankers Trust Corporation and all of its subsidiaries, including BT, merged with and into a subsidiary of Deutsche Bank AG. At a meeting held on March 18, 1999, the fund's Board of Trustees approved a new sub-advisory agreement among the fund, FMR and BT or its successor by merger that became effective June 4, 1999. At a meeting held on September 15, 1999, shareholders approved this agreement.

The following information replaces similar information found in the "Fund Management" section on page 45.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for Mid Cap, Growth Opportunities, Contrafund, Overseas, Balanced, Growth & Income, Asset Manager, Asset
Manager: Growth, and High Income. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

The following information supplements similar information found in the "Fund Management" section on page 45.

(small solid bullet) Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for Mid Cap, Growth Opportunities, Contrafund, Overseas, Balanced, Growth & Income, Asset
Manager, Asset Manager: Growth, and High Income. As of    September
    28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for each fund.

The following information replaces    similar information     found in
the "Fund Management" section on page 45.

David Felman is Vice President and manager of Mid Cap Portfolio. He also manages other Fidelity funds. Mr. Felman joined Fidelity as an analyst in 1993.

   Effective February 1, 2000, the following information replaces similar information found in the "Fund Management" section on page 45.

   Bettina Doulton is vice president and manager of Growth
Opportunities Portfolio, which she has managed since February 2000. She also manages another Fidelity fund. Since joining Fidelity in
1986, Ms. Doulton has worked as a research assistant, analy    st and
manager.

The following information replaces the second full paragraph found in the "Fund Management" section on page 48.

Index 500 pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fund's annual management fee rate is 0.24% of its average net assets. FMR pays BT for providing investment management and custodial services.

Prior to October 1, 1999, Index 500 paid a management fee at an annual rate of 0.24% of its average net assets to FMR and a sub-advisory fee (representing 40% of net income from securities lending) to BT.

The following information replaces footnote A to the Total Annual
Class Operating Expenses table found in the "Fund Management" section on page 49.

A EFFECTIVE AUGUST 27, 1992, FMR HAS VOLUNTARILY AGREED TO REIMBURSE INITIAL CLASS OF INDEX 500 TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES LENDING COSTS, BROKERAGE
COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF ITS
AVERAGE NET ASSETS, EXCEED 0.28%. THIS ARRANGEMENT CAN BE DISCONTINUED BY FMR AT ANY TIME.

The following information replaces similar information found in the "Fund Management" section on page 50.

FMR pays FIMM, FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FMR Far East pays FIJ for providing sub-advisory services.